A T B C | Fidelity International Small Cap Fund
Fund Summary Fund/Class: Fidelity® International Small Cap Fund/Fidelity Advisor® International Small Cap Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity International Small Cap Fund		Fidelity International Small Cap Fund - Class A		Fidelity International Small Cap Fund - Class T		Fidelity International Small Cap Fund - Class B		Fidelity International Small Cap Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)		5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)		none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held (as a % of amount redeemed)	[4]	2.00%		2.00%		2.00%		2.00%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.
[4]	Held less than 90 days

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity International Small Cap Fund		Fidelity International Small Cap Fund - Class A	Fidelity International Small Cap Fund - Class T	Fidelity International Small Cap Fund - Class B	Fidelity International Small Cap Fund - Class C
Management fee	[1]	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.41%	0.42%	0.42%	0.37%
Total annual operating expenses		1.56%	1.82%	2.32%	2.27%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity International Small Cap Fund (USD $)	Fidelity International Small Cap Fund - Class A	Fidelity International Small Cap Fund - Class T	Fidelity International Small Cap Fund - Class B	Fidelity International Small Cap Fund - Class C
1 year	725	528	735	330
3 years	1,039	902	1,024	709
5 years	1,376	1,301	1,440	1,215
10 years	2,325	2,412	2,377	2,605

Hold Shares
Expense Example, No Redemption A T B C Fidelity International Small Cap Fund (USD $)	Fidelity International Small Cap Fund - Class A	Fidelity International Small Cap Fund - Class T	Fidelity International Small Cap Fund - Class B	Fidelity International Small Cap Fund - Class C
1 year	725	528	235	230
3 years	1,039	902	724	709
5 years	1,376	1,301	1,240	1,215
10 years	2,325	2,412	2,377	2,605

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations of $5 billion or less).
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	35.15%	June 30, 2009
Lowest Quarter Return	-25.83%	September 30, 2008
Year-to-Date Return	-15.07%	September 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity International Small Cap Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity International Small Cap Fund - Class A	17.97%	3.28%	15.56%	[1]	May 27, 2003
Return Before Taxes Fidelity International Small Cap Fund - Class T	20.50%	3.51%	15.63%	[1]	May 27, 2003
Return Before Taxes Fidelity International Small Cap Fund - Class B	19.20%	3.45%	15.61%	[1]	May 27, 2003
Return Before Taxes Fidelity International Small Cap Fund - Class C	23.26%	3.73%	15.61%	[1]	May 27, 2003
Return After Taxes on Distributions Fidelity International Small Cap Fund - Class A	16.88%	1.67%	13.91%	[1]	May 27, 2003
Return After Taxes on Distributions and Sale of Fund Shares Fidelity International Small Cap Fund - Class A	11.89%	2.49%	13.51%	[1]	May 27, 2003
MSCI® EAFE® (Europe, Australasia, Far East) Small Cap Index (reflects no deduction for fees or expenses)	22.13%	2.94%	13.95%	[1]	May 27, 2003
[1]	From May 27, 2003.